Material accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Going concern [Abstract]
Loss after income tax	$ (28,955)	$ (171,871)	$ (419,770)
Cash flows from (used in) operating activities	52,716	6,045	$ 21,557
Current assets (liabilities)	$ 401,389	65,229
Assets (liabilities)		$ 305,361